SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2025	5,583	$13.43
Granted	—
Exercised	(2,793)	13.43
Forfeited	—
Expired	—
Outstanding at December 31, 2025	2,790	$13.43	1.14	$53

Vested and expected to vest at December 31, 2025	2,790	$13.43	1.14	$53
Exercisable at December 31, 2025	2,790	$13.43	1.14	$53

Schedule of Cash Proceeds and Tax Benefit from share-Based Payment Awards Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2025	2024	2023
	(In thousands)
Intrinsic value	$64	$99	$352
Cash proceeds received	$—	$12	$198
Tax benefit realized	$13	$21	$74

Schedule of Nonvested Restricted Stock Units Activity
A summary of outstanding non-vested stock (restricted stock and PSUs) and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2025	266,986	$24.64
Granted	69,695	37.14
Vested	(74,623)	26.99
Forfeited	(11,845)	24.22
Outstanding at December 31, 2025	250,213	$27.70